BASIS OF PRESENTATION (Details)	6 Months Ended
Jun. 30, 2023
Vicinity Motor Corp [Member]
Entity Information [Line Items]
Company name	Vicinity Motor Corp.
Location	British Columbia
Holding percentage	Parent Company
Functional Currency	United States Dollar
Vicinity Motor Bus Corp [Member]
Entity Information [Line Items]
Company name	Vicinity Motor (Bus) Corp.
Location	British Columbia
Holding percentage	100%
Functional Currency	Canadian Dollar
Vicinity Motor Bus U S A Corp [Member]
Entity Information [Line Items]
Company name	Vicinity Motor (Bus) USA Corp.
Location	United States
Holding percentage	100%
Functional Currency	United States Dollar